ORDINARY SHARES CONTINGENTLY REDEEMABLE	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES CONTINGENTLY REDEEMABLE
ORDINARY SHARES CONTINGENTLY REDEEMABLE

33. ORDINARY SHARES CONTINGENTLY REDEEMABLE

In 2024, the Group issued restricted shares as consideration for investments in Beijing Naonao and Shenma Limited. The investees have the right to force redemption or cancellation of all or a portion of the Company’s consideration shares which remain locked up and are held by the respective investees. Accordingly, these consideration shares are classified as temporary equity in the mezzanine section of the consolidated balance sheets.

On June 30, 2025, the Group and Beijing Naonao entered an amendment of SPA which executed on March 26, 2024. In the amendment, the terms of share repurchase have been removed. In July 2025, the Group and Beijing Naonao mutually returned their respective consideration shares to each other, effectively unwinding the share exchange arrangement. Upon completion of this exchange, Beijing Naonao’s right to force redemption or cancellation of the Company’s consideration shares was extinguished, and the related temporary equity was derecognized with the offsetting entries recorded to investment, ordinary shares, and additional paid-in capital.

As of December 31, 2025, the remaining ordinary shares contingently redeemable of 417,880,500 shares relate solely to Shenma Limited’s consideration shares, which remain subject to Shenma’s right to force redemption or repurchase.

Ordinary shares contingently redeemable is as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
			(Note 3)
		(in thousands)
Ordinary shares contingently redeemable ending balance	102,638	72,699	10,396